FAIR VALUES - Fair value of equity instruments changes in other comprehensive income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	$ 866,079	$ 907,781
Income / (Loss) through OCI	513,693	(311,986)
Disposals	(16,039)	(246,051)
Additions	35,936	516,335
Ending balance of fair value of equity instruments	1,399,669	866,079
Mercado Abierto Electrnico S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	5,982	4,676
Income / (Loss) through OCI		1,306
Disposals	(5,982)
Ending balance of fair value of equity instruments		5,982
Play Digital S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	148,670	487,312
Income / (Loss) through OCI	(49,500)	(651,440)
Disposals		(200,910)
Additions		513,708
Ending balance of fair value of equity instruments	99,170	148,670
Seguro de Depsitos S.A
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	74,879	54,234
Income / (Loss) through OCI	51,955	20,645
Ending balance of fair value of equity instruments	126,834	74,879
Compensador Electrnica S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	599,364	318,857
Income / (Loss) through OCI	520,925	323,021
Disposals		(45,141)
Additions	28,232	2,627
Ending balance of fair value of equity instruments	1,148,521	599,364
Provincanje S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	10,057	21,900
Income / (Loss) through OCI		(11,843)
Disposals	(10,057)
Ending balance of fair value of equity instruments		10,057
Cuyo Aval Sociedad de Garanta Recproca
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	20,038	16,182
Income / (Loss) through OCI	(2,776)	3,856
Ending balance of fair value of equity instruments	17,262	20,038
Argencontrol S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	3,339	1,664
Income / (Loss) through OCI	(801)	1,675
Ending balance of fair value of equity instruments	2,538	3,339
IEBA S.A.
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	80	175
Income / (Loss) through OCI	(19)	(95)
Ending balance of fair value of equity instruments	61	80
Other Reciprocal Guarantee Companies
Disclosure of fair value measurement of assets and liability [line items]
Beginning balance of fair value of equity instruments	3,670	2,781
Income / (Loss) through OCI	(6,091)	889
Additions	7,704
Ending balance of fair value of equity instruments	$ 5,283	$ 3,670